DEBT - SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Debt Instrument [Line Items]
Finance lease liabilities	$ 63,743
Total long-term debt	2,259,466	$ 1,537,177
NJNG
Debt Instrument [Line Items]
Less: Debt issuance costs	(9,195)	(9,027)
Less: Current maturities of long-term debt	(10,416)	(10,420)
Total long-term debt	1,147,393	908,779
NJNG | Finance lease obligation-buildings
Debt Instrument [Line Items]
Finance lease liabilities	47,597	5,637
NJNG | Finance lease obligation-meters
Debt Instrument [Line Items]
Finance lease liabilities	$ 26,562	29,744
NJNG | First mortgage bonds: | Series OO
Debt Instrument [Line Items]
Stated interest rate	3.00%
Long-term debt	$ 46,500	46,500
NJNG | First mortgage bonds: | Series PP
Debt Instrument [Line Items]
Stated interest rate	3.15%
Long-term debt	$ 50,000	50,000
NJNG | First mortgage bonds: | Series QQ
Debt Instrument [Line Items]
Stated interest rate	3.58%
Long-term debt	$ 70,000	70,000
NJNG | First mortgage bonds: | Series RR
Debt Instrument [Line Items]
Stated interest rate	4.61%
Long-term debt	$ 55,000	55,000
NJNG | First mortgage bonds: | Series SS
Debt Instrument [Line Items]
Stated interest rate	2.82%
Long-term debt	$ 50,000	50,000
NJNG | First mortgage bonds: | Series TT
Debt Instrument [Line Items]
Stated interest rate	3.66%
Long-term debt	$ 100,000	100,000
NJNG | First mortgage bonds: | Series UU
Debt Instrument [Line Items]
Stated interest rate	3.63%
Long-term debt	$ 125,000	125,000
NJNG | First mortgage bonds: | Series VV
Debt Instrument [Line Items]
Stated interest rate	4.01%
Long-term debt	$ 125,000	125,000
NJNG | First mortgage bonds: | Series WW
Debt Instrument [Line Items]
Stated interest rate	3.50%
Long-term debt	$ 10,300	10,300
NJNG | First mortgage bonds: | Series XX
Debt Instrument [Line Items]
Stated interest rate	3.38%
Long-term debt	$ 10,500	10,500
NJNG | First mortgage bonds: | Series YY
Debt Instrument [Line Items]
Stated interest rate	2.45%
Long-term debt	$ 15,000	15,000
NJNG | First mortgage bonds: | Series ZZ
Debt Instrument [Line Items]
Stated interest rate	3.76%
Long-term debt	$ 100,000	100,000
NJNG | First mortgage bonds: | Series AAA
Debt Instrument [Line Items]
Stated interest rate	3.86%
Long-term debt	$ 85,000	85,000
NJNG | First mortgage bonds: | Series BBB
Debt Instrument [Line Items]
Stated interest rate	2.75%
Long-term debt	$ 9,545	9,545
NJNG | First mortgage bonds: | Series CCC
Debt Instrument [Line Items]
Stated interest rate	3.00%
Long-term debt	$ 41,000	41,000
NJNG | First mortgage bonds: | Series DDD
Debt Instrument [Line Items]
Stated interest rate	3.13%
Long-term debt	$ 50,000	0
NJNG | First mortgage bonds: | Series EEE
Debt Instrument [Line Items]
Stated interest rate	3.13%
Long-term debt	$ 50,000	0
NJNG | First mortgage bonds: | Series FFF
Debt Instrument [Line Items]
Stated interest rate	3.33%
Long-term debt	$ 25,000	0
NJNG | First mortgage bonds: | Series GGG
Debt Instrument [Line Items]
Stated interest rate	2.87%
Long-term debt	$ 25,000	0
NJNG | First mortgage bonds: | Series HHH
Debt Instrument [Line Items]
Stated interest rate	2.97%
Long-term debt	$ 50,000	0
NJR
Debt Instrument [Line Items]
Less: Debt issuance costs	(3,424)	(2,004)
Less: Current maturities of long-term debt	0	0
Total long-term debt	$ 1,006,576	547,996
NJR | Unsecured senior notes 3.25%
Debt Instrument [Line Items]
Stated interest rate	3.25%
Long-term debt	$ 50,000	50,000
NJR | Unsecured senior notes 3.20%
Debt Instrument [Line Items]
Stated interest rate	3.20%
Long-term debt	$ 50,000	50,000
NJR | Unsecured senior notes 3.48%
Debt Instrument [Line Items]
Stated interest rate	3.48%
Long-term debt	$ 100,000	100,000
NJR | Unsecured senior notes 3.54%
Debt Instrument [Line Items]
Stated interest rate	3.54%
Long-term debt	$ 100,000	100,000
NJR | Unsecured senior notes 3.96%
Debt Instrument [Line Items]
Stated interest rate	3.96%
Long-term debt	$ 100,000	100,000
NJR | Unsecured senior notes 3.29%
Debt Instrument [Line Items]
Stated interest rate	3.29%
Long-term debt	$ 150,000	150,000
NJR | Unsecured senior note 3.60%
Debt Instrument [Line Items]
Stated interest rate	3.60%
Long-term debt	$ 130,000	0
NJR | Unsecured senior note 3.5%
Debt Instrument [Line Items]
Stated interest rate	3.50%
Long-term debt	$ 130,000	0
NJR | Unsecured senior notes 3.25%
Debt Instrument [Line Items]
Long-term debt		0
NJR | Unsecured senior note 3.13%
Debt Instrument [Line Items]
Long-term debt		0
Clean Energy Ventures
Debt Instrument [Line Items]
Long-term debt	122,317	91,401
Less: Current maturities of long-term debt	(16,820)	(10,999)
Total Clean Energy Ventures long-term debt	$ 105,497	$ 80,402